Subsequent Events - Additional information (Detail) (Daewoo Shipbuilding [Member], Subsequent Events [Member], MEGI LNG [Member], USD $) In Millions, unless otherwise specified	0 Months Ended
Feb. 02, 2015 Vessel m3
Subsequent Event [Line Items]
Volume of vessels	173,400
Cost of construction	$ 225
Number of vessels	1
Maximum [Member]
Subsequent Event [Line Items]
Number of vessels	4